SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Description of annual franchise tax known as the Texas margin tax	the Texas margin tax, which is equal to 1% of the lesser of: (a) 70% of a taxable entity's revenue; and (b) 100% of total revenue less, at the election of the taxpayer: (i) cost of goods sold; or (ii) compensation.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Research and development costs on intellectual property	$ 471,311	$ 473,952
Intellectual Property [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Research and development costs on intellectual property	$ 471,311	$ 169,973